Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of benefit (provision) for income taxes
	Year Ended December 31
	2018	2017	2016
Current income taxes benefit	$-	$-	$95,870
Deferred income taxes provision	-	-	-
Total benefit for income taxes	-	-	95,870
Less: provision for income tax expenses from discontinued operations	-	-	(844)
Benefit for income taxes from continuing operations	$-	$-	$95,026

Schedule of reconciliation of the provision for income taxes
	Years ended December 31,
	2018	2017	2016
Loss before provision for income tax and non-controlling interests	$(8,910,002)	$(5,136,434)	$(9,704,761)
PRC corporate income tax rate	25%	25%	25%
Income tax benefit computed at PRC statutory corporate income tax rate	(2,227,500)	(1,284,108)	(2,426,190)
Reconciling items:
Non-deductible expenses	1,063,668	597,189	691,298
Valuation allowance on deferred tax assets	1,163,832	686,919	1,734,892
Over-provision in prior years	-	-	(95,026)
Income tax benefit	$-	$-	$(95,026)

Schedule of deferred tax assets and liabilities
	2018	2017
Deferred tax assets
Net operating loss carried forward	$3,412,338	2,386,069
Valuation reserve	(3,412,338)	(2,386,069)
Deferred tax assets, non-current	$-	$-